Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Disclosures About Fair Value of Financial Instruments

NOTE 21 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Level 3 inputs were used in determining fair value.

(dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2013	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired Loans	$372	Appraisal of collateral (1)	Appraisal adjustments (2)	0%
			Liquidation expenses (2)	15.8% to 23.1% (20.5%)

Mortgage Servicing Rights	$1	Discounted Cash Flow	Prepayment rate (3)	7.8% to 17.2% (10.5%)

			Discount rate	9.5%

(1)	The fair value is determined through independent appraisals by certified appraisers or internal evaluators of the underlying collateral.
(2)	Appraisals and evaluations may be adjusted by management for qualitative factors and estimated liquidation expenses. The range and weighted average of liquidation expenses are expressed as a percent of discounted collateral value and other appraisal adjustments are presented as a percentage of the appraised amounts.
(3)	Conditional prepayment rates reflect future long-run prepayment estimates by bond dealers for the nation as a whole as well as the Company’s actual prepayment history. Prepayment rates are highly sensitive to market interest rates.

The reported fair values of financial instruments are based on a variety of factors. Where possible, fair values represent quoted market prices for identical or comparable instruments. In other cases, fair values have been estimated based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. Intangible values assigned to customer relationships are not reflected in the reported fair values. Accordingly, the fair values may not represent actual values of the financial instruments that could have been realized as of year end or that will be realized in the future.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Cash and Cash Equivalents: The carrying amount for cash and cash equivalents is a reasonable estimate of fair value.

Investment Securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans Held for Sale: Loans held for sale are carried at cost. The fair value is based on what the secondary market would offer for loans with similar characteristics.

Loans: The fair value for net loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Accrued Interest Receivable: The carrying amount of accrued interest receivable approximates its fair value.

Deposits: Noninterest bearing and interest bearing demand deposits and savings deposits are valued at the amount payable on demand as of year end. The fair values for time deposits are based on discounted value of cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.

Federal Funds Purchased and Repurchase Agreements: The carrying amount for federal funds purchased and repurchase agreements are considered to be a reasonable estimate of fair value.

Federal Home Loan Bank Borrowings: The fair value of Federal Home Loan Bank borrowings is generally carried at amortized cost. We are required to estimate the fair value of these long-term borrowings. The discounted cash flow method is used to estimate the fair value of Federal Home Loan Bank borrowings.

Accrued Interest Payable: The carrying amount of accrued interest payable approximates its fair value.

Off-Balance-Sheet Instruments: The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. The amount of fees currently charged on commitments is determined to be insignificant and, therefore, the carrying value and fair value of off-balance-sheet instruments are not shown.

The reported fair values of financial instruments are based on a variety of factors. Where possible, fair values represent quoted market prices for identical or comparable instruments. In other cases, fair values have been estimated based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. Intangible values assigned to customer relationships are not reflected in the reported fair values. Accordingly, the fair values may not represent actual values of the financial instruments that could have been realized as of year end or that will be realized in the future.

The estimates of fair values of financial instruments are summarized as follows at December 31, 2013 and December 31, 2012:

	December 31, 2013
(Amounts Expressed in Thousands)		Estimated Fair Value
	Carrying Amount	Level I	Level II	Level III	Total
Financial assets:
Cash and cash equivalents	$31,875	$31,875	$-	$-	$31,875
Investment securities	199,955	195	199,760	-	199,955
Loans	91,537	-	-	91,413	91,413
Accrued interest receivable	1,168	1,168	-	-	1,168
Financial liabilities:
Deposits	285,877	195,135	67,308	-	262,443
Federal funds purchased and repurchase agreements	20,215	20,215	-	-	20,215
Federal Home Loan Bank borrowings	3,516	-	3,917	-	3,917
Accrued interest payable	134	134	-	-	134

	December 31, 2012
(Amounts Expressed in Thousands)		Estimated Fair Value
	Carrying Amount	Level I	Level II	Level III	Total
Financial assets:
Cash and cash equivalents	$15,877	$15,877	$-	$-	$15,877
Investment securities	178,208	205	178,003	-	178,208
Loans held for sale	110	-	110	-	110
Loans	97,206	-	-	98,303	98,303
Accrued interest receivable	1,128	1,128	-	-	1,128
Financial liabilities:
Deposits	246,462	163,526	71,510	-	235,036
Federal funds purchased and repurchase agreements	18,767	18,767	-	-	18,767
Federal Home Loan Bank borrowings	3,606	-	4,199	-	4,199
Accrued interest payable	163	163	-	-	163